Non-recurring Charges	12 Months Ended
Sep. 30, 2018
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Non-recurring Charges

Note 10 — Non-recurring charges

During fiscal year 2018 the Company incurred non-recurring charges of a loss incurred to settle a long-running legal dispute in total amount of $55,000 including legal costs, of which $50,000 was paid in November 2018, see also Note 16, and also incurred restructuring charges of $30,057 primarily related to employee severance expenses, which partially were paid in fiscal year 2018, and the remaining amount will be paid over the next several quarters.